UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS

(Exact name of registrant as specified in charter)

55 Broadway

New York, NY 10006

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: DECEMBER 31, 2012

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
December 31, 2012

Principal				Interest
Amount		Security		Rate	*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-36.7%
		Fannie Mae:
$3,000	M	1/2/13		0.12%		$2,999,990
1,500	M	3/13/13		0.13		1,499,615
		Federal Home Loan Bank:
2,500	M	1/11/13		0.14		2,499,906
6,000	M	1/17/13		0.12		5,999,680
6,000	M	1/23/13		0.13		5,999,523
3,000	M	2/1/13		0.13		2,999,664
5,000	M	3/13/13		0.12		4,998,817
3,750	M	7/17/13		0.27		3,750,138
		Freddie Mac:
1,000	M	1/7/13		0.12		999,980
6,000	M	3/25/13		0.09		5,998,755
5,500	M	4/4/13		0.11		5,498,437
6,500	M	7/1/13		0.14		6,495,425
Total Value of U.S. Government Agency Obligations (cost $49,739,930)						49,739,930
		VARIABLE AND FLOATING RATE NOTES-23.8%
		Federal Farm Credit Bank:
5,100	M	3/6/13		0.24		5,100,136
3,000	M	9/16/13		0.42		3,004,292
1,000	M	10/15/13		0.31		1,000,716
		Federal Home Loan Bank:
1,850	M	11/8/13		0.25		1,850,319
5,000	M	12/20/13		0.26		5,001,959
4,800	M	Freddie Mac, 3/21/2013		0.17		4,800,430
5,700	M	Mississippi Business Finance Corp. (Chevron USA, Inc.), 12/1/2030		0.11		5,700,000
5,835	M	Valdez, Alaska Marine Terminal Rev. (Exxon Pipeline Co., Project B), 12/1/2033		0.11		5,835,000
Total Value of Variable and Floating Rate Notes (cost $32,292,852)						32,292,852
		CORPORATE NOTES-12.2%
6,500	M	Coca-Cola Co., 1/25/2013	(a)	0.19		6,499,176
5,000	M	Procter & Gamble Co., 3/8/2013	(a)	0.16		4,998,533
5,000	M	Wal-Mart Stores, Inc., 1/23/2013	(a)	0.09		4,999,725
Total Value of Corporate Notes (cost $16,497,434)						16,497,434
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-19.0%
		U.S. Treasury Bills:
10,000	M	2/21/13		0.09		9,998,725
3,700	M	3/7/13		0.13		3,699,131
5,000	M	5/16/13		0.12		4,997,741
7,000	M	6/13/13		0.09		6,997,052
Total Value of Short-Term U.S. Government Obligations (cost $25,692,649)						25,692,649
Total Value of Investments (cost $124,222,865)**		91.7%				124,222,865
Other Assets, Less Liabilities		8.3				11,202,667
Net Assets		100.0%				$135,425,532

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at December 31, 2012.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At
December 31, 2012, the Fund held three Section 4(2) securities with an aggregate value of
$16,497,434 representing 12.2% of the Fund's net assets.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$-	$49,739,930	$-	$49,739,930
Variable and Floating Rate Notes:
U.S. Government Agency
Obligations	-	20,757,852	-	20,757,852
Municipal Bonds	-	5,700,000	-	5,700,000
Corporate Notes	-	5,835,000	-	5,835,000
Corporate Notes	-	16,497,434	-	16,497,434
Short-Term U.S. Government
Obligations	-	25,692,649	-	25,692,649
Total Investments in Securities	$-	$124,222,865	$-	$124,222,865

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
December 31, 2012

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-100.3%
		Fannie Mae-9.5%
$9,942	M	2.5%, 11/1/2027 - 12/1/2027	(a)	$10,406,973
11,732	M	3.5%, 8/1/2026 - 10/1/2042	(a)	12,551,585
6,260	M	5%, 8/1/2039 - 11/1/2039		6,935,067
6,644	M	5.5%, 7/1/2033 - 10/1/2039		7,361,665
				37,255,290
		Freddie Mac-1.3%
5,000	M	2.5%, 1/1/2028	(a)	5,229,165
		Government National Mortgage Association I Program-74.0%
7,578	M	3%, 11/15/2042		8,069,949
27,109	M	4%, 7/15/2040 - 1/15/2042		29,881,098
102,499	M	4.5%, 9/15/2033 - 8/15/2041		113,071,906
57,951	M	5%, 6/15/2033 - 6/15/2040		64,289,682
32,265	M	5.5%, 3/15/2033 - 10/15/2039		36,275,167
28,403	M	6%, 3/15/2031 - 5/15/2040		32,026,962
2,099	M	6.5%, 6/15/2034 - 3/15/2038		2,441,467
3,251	M	7%, 6/15/2023 - 4/15/2034		3,884,789
				289,941,020
		Government National Mortgage Association II Program-15.5%
13,500	M	3.5%, 1/20/2041 - 10/20/2042		14,692,110
42,293	M	4%, 3/20/2040 - 7/20/2042		46,115,016
				60,807,126
Total Value of Investments (cost $378,663,019)		100.3%		393,232,601
Excess of Liabilities Over Other Assets		(.3)		(1,032,864)
Net Assets		100.0%		$392,199,737

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

At December 31, 2012, the cost of investments for federal income tax purposes was $378,663,019. Accumulated net unrealized appreciation on investments was $14,569,582, consisting of $15,027,798 gross unrealized appreciation and $458,216 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed
Securities	$-	$393,232,601	$-	$393,232,601

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
December 31, 2012

Principal
Amount		Security		Value
		CORPORATE BONDS-98.5%
		Aerospace/Defense-.3%
$ 1,800	M	BAE Systems Holdings, Inc., 4.95%, 6/1/2014	(a)	$ 1,891,393
		Agriculture-1.5%
2,725	M	Cargill, Inc., 6%, 11/27/2017	(a)	3,282,004
4,000	M	CF Industries, Inc., 7.125%, 5/1/2020		5,041,620
				8,323,624
		Automotive-.8%
4,000	M	Daimler Finance NA, LLC, 2.95%, 1/11/2017	(a)	4,195,016
		Chemicals-.8%
4,000	M	Dow Chemical Co., 4.25%, 11/15/2020		4,461,888
		Consumer Durables-.9%
1,550	M	Newell Rubbermaid, Inc., 4.7%, 8/15/2020		1,714,726
3,000	M	Stanley Black & Decker, 5.2%, 9/1/2040		3,488,424
				5,203,150
		Energy-11.4%
1,000	M	Boardwalk Pipelines, LP, 3.375%, 2/1/2023		984,235
3,900	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	4,976,306
4,800	M	DCP Midstream, LLC, 9.75%, 3/15/2019	(a)	6,357,360
5,000	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021		5,384,370
4,000	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023		4,128,204
1,716	M	Maritime & Northeast Pipeline, LLC, 7.5%, 5/31/2014	(a)	1,805,321
4,000	M	Nabors Industries, Inc., 6.15%, 2/15/2018		4,709,424
4,000	M	ONEOK Partners, LP, 3.375%, 10/1/2022		4,084,620
5,000	M	Petrobras International Finance Co., 5.375%, 1/27/2021		5,654,100
4,100	M	Reliance Holdings USA, Inc., 4.5%, 10/19/2020	(a)	4,300,023
5,800	M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018		7,070,357
4,400	M	Suncor Energy, Inc., 6.85%, 6/1/2039		6,100,446
2,700	M	Valero Energy Corp., 9.375%, 3/15/2019		3,718,437
4,000	M	Weatherford International, Inc., 6.35%, 6/15/2017		4,582,776
				63,855,979
		Financial Services-13.9%
2,250	M	Aflac, Inc., 8.5%, 5/15/2019		3,068,343
6,000	M	American Express Co., 7%, 3/19/2018		7,589,160
6,300	M	American International Group, Inc., 4.875%, 9/15/2016		7,052,460
3,800	M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022		4,101,416
4,000	M	BlackRock, Inc., 5%, 12/10/2019		4,793,292
3,510	M	CoBank, ACB, 7.875%, 4/16/2018	(a)	4,464,734
1,800	M	Compass Bank, 6.4%, 10/1/2017		1,939,635
5,750	M	ERAC USA Finance Co., 4.5%, 8/16/2021	(a)	6,276,867
6,200	M	Ford Motor Credit Co., LLC, 5%, 5/15/2018		6,856,803
		General Electric Capital Corp.:
4,000	M	5.625%, 9/15/2017		4,723,860
2,700	M	5.5%, 1/8/2020		3,200,769
4,000	M	Glencore Funding, LLC, 6%, 4/15/2014	(a)	4,225,936
3,800	M	Harley-Davidson Funding Corp., 5.75%, 12/15/2014	(a)	4,151,865
4,000	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	4,367,764
4,000	M	Protective Life Corp., 7.375%, 10/15/2019		4,868,804
		Prudential Financial, Inc.:
2,300	M	6%, 12/1/2017		2,762,732
3,000	M	5.625%, 6/15/2043		3,123,900
				77,568,340
		Financials-18.2%
		Bank of America Corp.:
1,900	M	5.65%, 5/1/2018		2,213,128
1,800	M	5%, 5/13/2021		2,058,541
900	M	5.875%, 2/7/2042		1,127,175
6,000	M	Barclays Bank, PLC, 5.125%, 1/8/2020		6,843,822
3,168	M	Bear Stearns Cos., Inc., 7.25%, 2/1/2018		3,973,996
		Citigroup, Inc.:
3,400	M	6.375%, 8/12/2014		3,675,631
6,800	M	6.125%, 11/21/2017		8,101,792
2,000	M	4.5%, 1/14/2022		2,235,598
4,000	M	Fifth Third Bancorp, 3.5%, 3/15/2022		4,200,492
		Goldman Sachs Group, Inc.:
6,000	M	6.15%, 4/1/2018		7,056,660
1,900	M	5.75%, 1/24/2022		2,250,273
1,600	M	6.125%, 2/15/2033		1,878,557
2,750	M	6.75%, 10/1/2037		3,126,580
		JPMorgan Chase & Co.:
6,000	M	6%, 1/15/2018		7,191,096
2,000	M	4.5%, 1/24/2022		2,266,744
		Merrill Lynch & Co., Inc.:
4,000	M	5%, 1/15/2015		4,275,288
3,600	M	6.4%, 8/28/2017		4,232,012
		Morgan Stanley:
5,800	M	5.95%, 12/28/2017		6,575,112
5,000	M	6.625%, 4/1/2018		5,899,535
6,000	M	SunTrust Banks, Inc., 6%, 9/11/2017		7,097,130
6,000	M	UBS AG, 4.875%, 8/4/2020		6,983,076
		Wells Fargo & Co.:
4,000	M	5.625%, 12/11/2017		4,776,068
1,800	M	4.6%, 4/1/2021		2,074,045
1,800	M	3.5%, 3/8/2022		1,923,759
				102,036,110
		Food/Beverage/Tobacco-7.8%
4,000	M	Altria Group, Inc., 9.7%, 11/10/2018		5,606,388
4,000	M	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/2020		4,875,452
2,700	M	Bottling Group, LLC, 5.125%, 1/15/2019		3,192,269
3,000	M	Bunge Ltd. Finance Corp., 3.2%, 6/15/2017		3,134,145
4,000	M	Corn Products International, Inc., 4.625%, 11/1/2020		4,473,716
4,000	M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018		5,045,584
4,000	M	Lorillard Tobacco Co., 6.875%, 5/1/2020		4,882,744
3,000	M	Mead Johnson Nutrition Co., 4.9%, 11/1/2019		3,428,817
4,000	M	Philip Morris International, Inc., 5.65%, 5/16/2018		4,855,300
4,000	M	SABMiller Holdings, Inc., 3.75%, 1/15/2022	(a)	4,327,648
				43,822,063
		Forest Products/Container-.6%
2,200	M	International Paper Co., 9.375%, 5/15/2019		3,003,983
		Gaming/Leisure-.7%
4,000	M	Marriott International, Inc., 3.25%, 9/15/2022		4,009,460
		Health Care-3.9%
		Aristotle Holding, Inc.:
2,700	M	4.75%, 11/15/2021	(a)	3,069,657
1,350	M	3.9%, 2/15/2022	(a)	1,458,448
4,000	M	Biogen IDEC, Inc., 6.875%, 3/1/2018		4,960,208
4,000	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		4,250,288
4,000	M	Mylan, Inc., 3.125%, 1/15/2023	(a)	3,973,984
2,400	M	Novartis Securities Investments, Ltd., 5.125%, 2/10/2019		2,872,258
1,000	M	Roche Holdings, Inc., 6%, 3/1/2019	(a)	1,246,446
				21,831,289
		Information Technology-5.3%
4,000	M	Corning, Inc., 4.75%, 3/15/2042		4,229,336
3,000	M	Dell, Inc., 5.875%, 6/15/2019		3,464,100
4,000	M	Harris Corp., 4.4%, 12/15/2020		4,334,228
5,000	M	Motorola Solutions, Inc., 6%, 11/15/2017		5,876,985
4,000	M	Pitney Bowes, Inc., 5.75%, 9/15/2017		4,280,860
4,000	M	Symantec Corp., 3.95%, 6/15/2022		4,067,752
3,100	M	Western Union Co., 6.2%, 11/17/2036		3,146,658
				29,399,919
		Manufacturing-3.8%
3,000	M	CRH America, Inc., 8.125%, 7/15/2018		3,626,811
2,700	M	General Electric Co., 5.25%, 12/6/2017		3,187,223
4,000	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018		4,890,212
3,200	M	Johnson Controls, Inc., 5%, 3/30/2020		3,642,458
2,725	M	Tyco Electronics Group SA, 6.55%, 10/1/2017		3,270,987
2,500	M	Tyco Flow Control International, Ltd., 3.15%, 9/15/2022	(a)	2,503,885
				21,121,576
		Media-Broadcasting-3.3%
3,950	M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)	5,504,653
4,000	M	Comcast Corp., 6.55%, 7/1/2039		5,270,004
3,000	M	DirecTV Holdings, LLC, 3.8%, 3/15/2022		3,100,965
3,000	M	Time Warner Entertainment Co., LP, 8.375%, 3/15/2023		4,248,075
				18,123,697
		Media-Diversified-1.7%
		McGraw-Hill Cos., Inc.:
1,800	M	5.9%, 11/15/2017		2,093,011
2,300	M	6.55%, 11/15/2037		2,645,909
4,000	M	Vivendi SA, 6.625%, 4/4/2018	(a)	4,707,888
				9,446,808
		Metals/Mining-5.0%
5,000	M	Alcoa, Inc., 6.15%, 8/15/2020		5,469,090
4,000	M	ArcelorMittal, 6.125%, 6/1/2018		4,058,624
3,800	M	Newmont Mining Corp., 5.125%, 10/1/2019		4,387,111
5,000	M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021		5,356,475
4,000	M	Vale Overseas, Ltd., 5.625%, 9/15/2019		4,568,028
4,000	M	Xstrata Canada Financial Corp., 4.95%, 11/15/2021	(a)	4,304,012
				28,143,340
		Real Estate Investment Trusts-5.9%
5,000	M	Boston Properties, LP, 5.875%, 10/15/2019		5,970,570
5,000	M	Digital Realty Trust, LP, 5.25%, 3/15/2021		5,543,190
5,000	M	HCP, Inc., 5.375%, 2/1/2021		5,703,260
4,000	M	ProLogis, LP, 6.625%, 5/15/2018		4,836,896
2,000	M	Realty Income Corp., 3.25%, 10/15/2022		1,961,892
4,000	M	Simon Property Group, LP, 5.75%, 12/1/2015		4,508,600
4,000	M	Ventas Realty, LP, 4.75%, 6/1/2021		4,381,768
				32,906,176
		Retail-General Merchandise-2.1%
5,000	M	GAP, Inc., 5.95%, 4/12/2021		5,729,695
4,000	M	Home Depot, Inc., 5.875%, 12/16/2036		5,275,628
1,000	M	Macy's Retail Holdings, Inc., 2.875%, 2/15/2023		981,364
				11,986,687
		Telecommunications-3.3%
3,700	M	BellSouth Corp., 6.55%, 6/15/2034		4,449,757
1,200	M	BellSouth Telecommunications, 6.375%, 6/1/2028		1,440,793
3,000	M	Deutsche Telekom International Finance BV, 4.875%, 3/6/2042	(a)	3,215,256
3,300	M	GTE Corp., 6.84%, 4/15/2018		4,136,240
4,045	M	Verizon New York, Inc., 7.375%, 4/1/2032		5,374,838
				18,616,884
		Transportation-1.9%
3,000	M	Con-way, Inc., 7.25%, 1/15/2018		3,478,842
3,100	M	GATX Corp., 4.75%, 6/15/2022		3,256,240
4,000	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	4,139,852
				10,874,934
		Utilities-4.7%
4,000	M	Arizona Public Service Co., 4.5%, 4/1/2042		4,271,636
3,000	M	E.ON International Finance BV, 5.8%, 4/30/2018	(a)	3,648,786
1,900	M	Electricite de France SA, 6.5%, 1/26/2019	(a)	2,328,940
4,000	M	Exelon Generation Co., LLC, 5.2%, 10/1/2019		4,541,104
		Great River Energy Co.:
496	M	5.829%, 7/1/2017	(a)	528,001
3,652	M	4.478%, 7/1/2030	(a)	4,029,778
3,000	M	Ohio Power Co., 5.375%, 10/1/2021		3,641,787
2,561	M	Sempra Energy, 9.8%, 2/15/2019		3,590,153
				26,580,185
		Waste Management-.7%
3,755	M	Republic Services, Inc., 3.8%, 5/15/2018		4,133,237
Total Value of Corporate Bonds (cost $500,921,780)		98.5%		551,535,738
Other Assets, Less Liabilities		1.5		8,373,509
Net Assets		100.0%		$ 559,909,247

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2012, the Fund held twenty-seven 144A securities with an aggregate value of $99,281,823 representing 17.7% of the
Fund's net assets.

At December 31, 2012, the cost of investments for federal income tax purposes was $500,921,780. Accumulated net unrealized appreciation on investments was
$50,613,958, consisting of $51,123,632 gross unrealized appreciation and
$509,674 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$-	$551,535,738	$-	$551,535,738

*The Portfolio of Investments provides information on the industry categorization.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL OPPORTUNITIES BOND FUND
December 31, 2012

Principal
Amount			Security		Value
			SOVEREIGN BONDS-83.7%
			United Kingdom-17.1%
			United Kingdom Gilt:
2,590	M	GBP	4.5%, 3/7/2013		$ 4,241,268
2,260	M	GBP	4.25%, 3/7/2036		4,491,555
					8,732,823
			Mexico-13.9%
			United Mexican States:
170	M	MXN	7%, 6/19/2014		1,357,758
401	M	MXN	8.5%, 5/31/2029		3,894,193
192	M	MXN	8.5%, 11/18/2038		1,870,909
					7,122,860
			Australia-10.2%
2,030	M	AUD	New South Wales Treasury Corp., 6%, 4/1/2016		2,287,122
			Queensland Treasury Corp.:
1,335	M	AUD	6.25%, 2/21/2020		1,579,760
310	M	AUD	6%, 7/21/2022		364,240
870	M	AUD	Treasury Corp. of Victoria, 5.75%, 11/15/2016	(a)	985,913
					5,217,035
			Italy-9.2%
3,560	M	EUR	Italy Buoni Poliennali Del Tesoro, 5%, 8/1/2039		4,702,861
			Poland-6.7%
			Republic of Poland :
680	M	PLN	5.25%, 10/25/2020		246,881
8,465	M	PLN	5.75%, 9/23/2022		3,208,746
					3,455,627
			South Korea-4.4%
			Republic of Korea:
556,000	M	KRW	3%, 12/10/2013		520,639
1,606,000	M	KRW	5.75%, 9/10/2018		1,716,172
					2,236,811
			Malaysia-4.2%
6,485	M	MYR	Federation of Malaysia, 3.741%, 2/27/2015		2,152,091
			Turkey-4.1%
3,590	M	TRY	Republic of Turkey, 9%, 3/5/2014		2,086,975
			Hungary-4.0%
460,000	M	HUF	Hungary Government Bond, 5.5%, 2/12/2016		2,077,013
			New Zealand-3.9%
			Dominion of New Zealand:
1,115	M	NZD	5%, 3/15/2019		1,016,698
1,035	M	NZD	5.5%, 4/15/2023		998,603
					2,015,301
			South Africa-3.6%
			Republic of South Africa:
8,840	M	ZAR	6.75%, 3/31/2021		1,067,309
7,770	M	ZAR	6.5%, 2/28/2041		755,421
					1,822,730
			Ireland-2.4%
			Republic of Ireland:
340	M	EUR	4.5%, 4/18/2020		450,121
575	M	EUR	5%, 10/18/2020		782,344
					1,232,465
Total Value of Sovereign Bonds (cost $41,807,661)					42,854,592
			CORPORATE BONDS-1.9%
			Germany-1.8%
780	M	AUD	Kreditanstalt fuer Wiederaufbau, 6.25%, 12/4/2019	(b)	920,995
			South Africa-.1%
50	M	EUR	Edcon Proprietary, Ltd., 3.433%, 6/15/2014		63,612
Total Value of Corporate Bonds (cost $979,438)					984,607
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-5.4%
$2,750	M		U.S. Treasury Bill, 0.13%, 11/14/2013 (Cost $2,746,780)		2,746,780
Total Value of Investments (cost $45,533,879)			91.0%		46,585,979
Other Assets, Less Liabilities			9.0		4,581,836
Net Assets			100.0%		$ 51,167,815

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2012, the Fund held one 144A security with a value of $985,913 representing 1.9% of the
Fund's net assets.

(b)	The Federal Republic of Germany guarantees all existing and future obligations of Kreditanstalt fuer Wiederaufbau ("KFW") in respect of money borrowed, bonds issued, and derivative transactions entered into by KFW, as well as third party obligations that are expressly guaranteed by KFW.

Abbreviations:
AUD Australian Dollar
EUR Euro
GBP British Pound
HUF Hungarian Forint
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PLN Polish Zloty
TRY Turkish Lira
ZAR South African Rand

At December 31, 2012, the cost of investments for federal income tax purposes was $45,533,879. Accumulated net unrealized appreciation on investments was $1,052,100, consisting of $1,091,313 gross unrealized appreciation and $39,213 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Sovereign Bonds
United Kingdom	$-	$8,732,823	$-	$8,732,823
Mexico	-	7,122,860	-	7,122,860
Australia	-	5,217,035	-	5,217,035
Italy	-	4,702,861	-	4,702,861
Poland	-	3,455,627	-	3,455,627
South Korea	-	2,236,811	-	2,236,811
Malaysia	-	2,152,091	-	2,152,091
Turkey	-	2,086,975	-	2,086,975
Hungary	-	2,077,013	-	2,077,013
New Zealand	-	2,015,301	-	2,015,301
South Africa	-	1,822,730	-	1,822,730
Ireland	-	1,232,465	-	1,232,465
Corporate Bonds
Germany	-	920,995	-	920,995
South Africa	-	63,612	-	63,612
Short-Term U.S. Government
Obligations	-	2,746,780	-	2,746,780
Total Investments in Securities	$-	$46,585,979	$-	$46,585,979
Other Financial Instruments*	$-	$5,818,861	$-	$5,818,861

*Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

During the period ended December 31, 2012, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
December 31, 2012

Principal
Amount
or Shares			Security			Value
			CORPORATE BONDS-91.6%
			Automotive-3.9%
$ 1,000	M		American Axle & Manufacturing, Inc., 6.625%, 10/15/2022			$ 1,020,000
			Chrysler Group, LLC/CG Co-Issuer, Inc.:
1,925	M		8%, 6/15/2019			2,107,875
3,025	M		8.25%, 6/15/2021			3,342,625
3,000	M		Cooper Tire & Rubber Co., 8%, 12/15/2019			3,375,000
2,825	M		Cooper-Standard Automotive, Inc., 8.5%, 5/1/2018			3,051,000
2,850	M		Exide Technologies, 8.625%, 2/1/2018			2,429,625
1,925	M		Ford Motor Co., 6.625%, 10/1/2028			2,232,730
2,100	M		Oshkosh Corp., 8.5%, 3/1/2020			2,336,250
			Schaeffler Finance BV:
1,725	M		7.75%, 2/15/2017	(a)		1,923,375
1,900	M		8.5%, 2/15/2019	(a)		2,156,500
						23,974,980
			Building Materials-1.3%
			Building Materials Corp.:
3,625	M		6.875%, 8/15/2018	(a)		3,933,125
1,375	M		7.5%, 3/15/2020	(a)		1,519,375
2,150	M		Texas Industries, Inc., 9.25%, 8/15/2020			2,316,625
						7,769,125
			Chemicals-2.5%
2,950	M		Ferro Corp., 7.875%, 8/15/2018			2,677,125
2,575	M		Orion Engineered Carbons Bondco GmbH, 9.625%, 6/15/2018	(a)		2,826,063
2,475	M		PolyOne Corp., 7.375%, 9/15/2020			2,716,313
6,325	M		Rhodia SA, 6.875%, 9/15/2020	(a)		7,133,512
						15,353,013
			Consumer Non-Durables-2.7%
2,400	M		Easton-Bell Sports, Inc., 9.75%, 12/1/2016			2,583,240
			Levi Strauss & Co.:
925	M		7.625%, 5/15/2020			1,012,875
2,625	M		6.875%, 5/1/2022			2,828,438
1,125	M		Libbey Glass, Inc., 6.875%, 5/15/2020			1,215,000
3,025	M		Phillips Van-Heusen Corp., 7.375%, 5/15/2020			3,406,906
3,025	M		Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	(a)		3,130,875
			Spectrum Brands Escrow Corp.:
825	M		6.375%, 11/15/2020	(a)		868,313
1,075	M		6.625%, 11/15/2022	(a)		1,155,625
500	M		Tempur-Pedic International, Inc., 6.875%, 12/15/2020	(a)		516,875
						16,718,147
			Energy-15.9%
			AmeriGas Finance, LLC:
575	M		6.75%, 5/20/2020			633,937
1,500	M		7%, 5/20/2022			1,676,250
			Basic Energy Services, Inc.:
1,025	M		7.75%, 2/15/2019			1,025,000
2,100	M		7.75%, 10/15/2022	(a)		2,058,000
2,475	M		Berry Petroleum Co., 6.375%, 9/15/2022			2,586,375
2,650	M		Calumet Specialty Products Partners, LP, 9.625%, 8/1/2020	(a)		2,895,125
2,650	M		Chesapeake Energy Corp., 7.25%, 12/15/2018			2,901,750
			Concho Resources, Inc.:
2,300	M		8.625%, 10/1/2017			2,515,625
1,275	M		5.5%, 4/1/2023			1,341,937
			Consol Energy, Inc.:
1,875	M		8%, 4/1/2017			2,039,062
3,700	M		8.25%, 4/1/2020			4,023,750
			Copano Energy, LLC:
500	M		7.75%, 6/1/2018			529,375
1,725	M		7.125%, 4/1/2021			1,860,844
1,675	M		Crosstex Energy, LP, 8.875%, 2/15/2018			1,817,375
2,500	M		Eagle Rock Energy Partners, LP/Eagle Rock Energy Finance, 8.375%, 6/1/2019	(a)		2,562,500
2,750	M		El Paso Corp., 6.5%, 9/15/2020			3,118,866
2,976	M		Expro Finance Luxembourg SCA, 8.5%, 12/15/2016	(a)		3,124,800
			Ferrellgas Partners, LP:
3,450	M		9.125%, 10/1/2017			3,751,875
1,363	M		8.625%, 6/15/2020			1,369,815
2,300	M		Forest Oil Corp., 7.25%, 6/15/2019			2,323,000
3,375	M		Genesis Energy, LP, 7.875%, 12/15/2018			3,619,687
1,325	M		Hilcorp Energy I, LP, 8%, 2/15/2020	(a)		1,457,500
1,700	M		Inergy Midstream, LP/NRGM Finance, 6%, 12/15/2020	(a)		1,759,500
2,850	M		Legacy Reserves, LP/Finance Corp., 8%, 12/1/2020	(a)		2,921,250
			Linn Energy, LLC:
3,175	M		6.25%, 11/1/2019	(a)		3,206,750
700	M		8.625%, 4/15/2020			766,500
550	M		7.75%, 2/1/2021			588,500
2,100	M		MEG Energy Corp., 6.375%, 1/30/2023	(a)		2,199,750
3,100	M		Murray Energy Corp., 10.25%, 10/15/2015	(a)		3,022,500
450	M		Newfield Exploration Co., 7.125%, 5/15/2018			477,000
			Penn Virginia Resource Partners, LP:
2,100	M		8.25%, 4/15/2018			2,236,500
700	M		8.375%, 6/1/2020	(a)		757,750
1,525	M		Petrohawk Energy Corp., 10.5%, 8/1/2014			1,624,715
			Plains Exploration & Production Co.:
1,825	M		6.125%, 6/15/2019			1,998,375
900	M		6.5%, 11/15/2020			1,001,250
1,225	M		6.625%, 5/1/2021			1,355,156
800	M		6.75%, 2/1/2022			902,000
1,525	M		6.875%, 2/15/2023			1,749,938
			Quicksilver Resources, Inc.:
1,075	M		8.25%, 8/1/2015			999,750
1,300	M		11.75%, 1/1/2016			1,290,250
2,100	M		9.125%, 8/15/2019			1,879,500
2,300	M		Rain CII Carbon, LLC/CII Carbon Corp., 8.25%, 1/15/2021	(a)		2,363,250
3,200	M		Samson Investment Co., 9.75%, 2/15/2020	(a)		3,400,000
425	M		SandRidge Energy, Inc., 7.5%, 2/15/2023			456,875
1,700	M		Sawgrass Merger Sub, Inc./TCP Group, Inc., 8.75%, 12/15/2020	(a)		1,721,250
1,125	M		SESI, LLC, 6.375%, 5/1/2019			1,209,375
			SM Energy Co.:
600	M		6.625%, 2/15/2019			636,000
1,175	M		6.5%, 11/15/2021			1,263,125
1,150	M		6.5%, 1/1/2023			1,236,250
			Suburban Propane Partners, LP:
2,089	M		7.5%, 10/1/2018			2,261,343
603	M		7.375%, 8/1/2021			658,778
1,300	M		Tesoro Logistics, LP, 5.875%, 10/1/2020	(a)		1,355,250
1,500	M		Western Refining, Inc., 11.25%, 6/15/2017	(a)		1,648,125
						98,179,003
			Financials-4.4%
			Algeco Scotsman Global Finance, PLC:
1,650	M		8.5%, 10/15/2018	(a)		1,716,000
800	M		10.75%, 10/15/2019	(a)		792,000
			Ally Financial, Inc.:
4,075	M		6.25%, 12/1/2017			4,527,191
5,400	M		8%, 3/15/2020			6,642,000
675	M		CNH Capital, LLC, 6.25%, 11/1/2016			747,562
1,975	M		Ford Motor Credit Co., LLC, 5.875%, 8/2/2021			2,303,924
			International Lease Finance Corp.:
500	M		5.875%, 5/1/2013			508,750
5,450	M		8.625%, 9/15/2015			6,144,875
1,900	M		8.75%, 3/15/2017			2,204,000
1,500	M		8.25%, 12/15/2020			1,792,500
						27,378,802
			Food/Drug-1.3%
3,600	M		NBTY, Inc., 9%, 10/1/2018			4,086,000
			Tops Holding Corp./Tops Markets, LLC:
1,525	M		10.125%, 10/15/2015			1,609,828
2,450	M		8.875%, 12/15/2017	(a)		2,554,125
						8,249,953
			Forest Products/Containers-2.3%
2,050	M		Ardagh Packaging Finance, PLC, 7.375%, 10/15/2017	(a)		2,238,718
2,450	M		Ball Corp., 7.375%, 9/1/2019			2,737,875
2,375	M		Clearwater Paper Corp., 7.125%, 11/1/2018			2,600,625
1,500	M		Greif, Inc., 7.75%, 8/1/2019			1,740,000
625	M		Sappi Papier Holdings GmbH, 8.375%, 6/15/2019	(a)		685,156
1,750	M		Sealed Air Corp., 8.125%, 9/15/2019	(a)		1,977,500
2,150	M		Tekni-Plex, Inc., 9.75%, 6/1/2019	(a)		2,354,250
						14,334,124
			Gaming/Leisure-.5%
1,550	M		National CineMedia, LLC, 7.875%, 7/15/2021			1,724,375
1,675	M		Six Flags Entertainment Corp., 5.25%, 1/15/2021	(a)		1,679,188
						3,403,563
			Health Care-5.7%
1,800	M		AMERIGROUP Corp., 7.5%, 11/15/2019			2,169,000
850	M		Aviv Healthcare Properties, LP, 7.75%, 2/15/2019			905,250
			Community Health Systems, Inc.:
1,825	M		8%, 11/15/2019			1,984,688
1,750	M		7.125%, 7/15/2020			1,870,312
			DaVita, Inc.:
1,425	M		6.375%, 11/1/2018			1,531,875
1,025	M		5.75%, 8/15/2022			1,085,219
			Fresenius Medical Care US Finance II, Inc.:
1,150	M		5.625%, 7/31/2019	(a)		1,240,562
925	M		5.875%, 1/31/2022	(a)		1,008,250
4,400	M		Genesis Health Ventures, Inc., 9.75%, 6/15/2005	(b)	(c)	2,750
			HCA, Inc.:
375	M		6.375%, 1/15/2015			407,343
2,075	M		8%, 10/1/2018			2,407,000
675	M		8.5%, 4/15/2019			756,000
325	M		6.5%, 2/15/2020			366,438
475	M		7.25%, 9/15/2020			528,438
1,050	M		6.25%, 2/15/2021			1,078,875
1,950	M		7.75%, 5/15/2021			2,125,500
1,525	M		7.5%, 2/15/2022			1,753,750
			Healthsouth Corp.:
1,107	M		7.25%, 10/1/2018			1,206,630
945	M		7.75%, 9/15/2022			1,040,681
1,725	M		Sky Growth Acquisition Corp., 7.375%, 10/15/2020	(a)		1,725,000
1,975	M		Universal Hospital Services, Inc., 7.625%, 8/15/2020	(a)		2,086,094
675	M		Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/2020	(a)		725,625
			Vanguard Health Holding Co. II, LLC:
1,925	M		8%, 2/1/2018			2,002,000
1,325	M		7.75%, 2/1/2019	(a)		1,378,000
3,450	M		VPI Escrow Corp., 6.375%, 10/15/2020	(a)		3,717,375
						35,102,655
			Information Technology-4.5%
2,500	M		Advanced Micro Devices, Inc., 7.5%, 8/15/2022	(a)		2,068,750
2,000	M		Audatex North America, Inc., 6.75%, 6/15/2018	(a)		2,150,000
1,475	M		CyrusOne, LP/CyrusOne Finance, 6.375%, 11/15/2022	(a)		1,545,062
			Equinix, Inc.:
1,875	M		8.125%, 3/1/2018			2,074,219
1,250	M		7%, 7/15/2021			1,392,187
			Fidelity National Information Services, Inc.:
1,350	M		7.625%, 7/15/2017			1,474,875
2,400	M		7.875%, 7/15/2020			2,727,000
			Hewlett-Packard Co.:
1,500	M		4.3%, 6/1/2021			1,488,354
900	M		4.375%, 9/15/2021			893,777
2,925	M		Infor (US), Inc., 9.375%, 4/1/2019			3,297,938
			Jabil Circuit, Inc.:
350	M		7.75%, 7/15/2016			413,000
3,825	M		8.25%, 3/15/2018			4,666,500
1,825	M		Lender Processing Services, Inc., 5.75%, 4/15/2023			1,902,563
2,100	M		MEMC Electronic Materials, Inc., 7.75%, 4/1/2019			1,774,500
						27,868,725
			Manufacturing-3.6%
1,550	M		Amsted Industries, 8.125%, 3/15/2018	(a)		1,666,250
			Bombardier, Inc.:
2,425	M		7.5%, 3/15/2018	(a)		2,712,969
2,050	M		7.75%, 3/15/2020	(a)		2,337,000
3,850	M		Case New Holland, Inc., 7.875%, 12/1/2017			4,571,875
2,450	M		Dematic SA/DH Services Luxembourg SarL, 7.75%, 12/15/2020	(a)		2,462,250
3,350	M		Edgen Murray Corp., 8.75%, 11/1/2020	(a)		3,400,250
1,550	M		EDP Finance BV, 6%, 2/2/2018	(a)		1,632,906
3,075	M		Rexel SA, 6.125%, 12/15/2019	(a)		3,244,125
						22,027,625
			Media-Broadcasting-3.7%
2,450	M		Allbritton Communication Co., 8%, 5/15/2018			2,670,500
			Belo Corp.:
725	M		7.75%, 6/1/2027			751,281
150	M		7.25%, 9/15/2027			149,812
2,825	M		Block Communications, Inc., 7.25%, 2/1/2020	(a)		3,015,687
3,175	M		Nexstar Broadcasting, Inc./Nexstar Finance, Inc., 6.875%, 11/15/2020	(a)		3,274,219
2,475	M		Nexstar/Mission Broadcasting, Inc., 8.875%, 4/15/2017			2,728,688
4,000	M		Sinclair Television Group, Inc., 9.25%, 11/1/2017	(a)		4,420,000
5,250	M		XM Satellite Radio, Inc., 7.625%, 11/1/2018	(a)		5,880,000
						22,890,187
			Media-Cable TV-7.6%
500	M		AMC Networks, Inc., 4.75%, 12/15/2022			505,000
			Cablevision Systems Corp.:
2,750	M		8.625%, 9/15/2017			3,220,937
500	M		7.75%, 4/15/2018			558,750
			CCO Holdings, LLC:
1,200	M		7.25%, 10/30/2017			1,314,000
1,700	M		7.875%, 4/30/2018			1,838,125
1,150	M		7%, 1/15/2019			1,246,312
1,175	M		7.375%, 6/1/2020			1,310,125
875	M		5.125%, 2/15/2023			877,187
			Cequel Communications Holdings I, LLC:
1,900	M		8.625%, 11/15/2017	(a)		2,042,500
1,625	M		6.375%, 9/15/2020	(a)		1,700,156
			Clear Channel Worldwide Holdings, Inc.:
200	M		7.625%, 3/15/2020 Series "A"			200,500
2,850	M		7.625%, 3/15/2020 Series "B"			2,885,625
1,025	M		6.5%, 11/15/2022 Series "A"	(a)		1,058,312
2,775	M		6.5%, 11/15/2022 Series "B"	(a)		2,892,937
			DISH DBS Corp.:
3,900	M		7.875%, 9/1/2019			4,641,000
950	M		5%, 3/15/2023	(a)		954,750
1,800	M		Echostar DBS Corp., 7.125%, 2/1/2016			2,025,000
3,025	M		Gray Television, Inc., 7.5%, 10/1/2020	(a)		3,108,187
1,625	M		Harron Communications, LP, 9.125%, 4/1/2020	(a)		1,787,500
4,800	M		Nara Cable Funding, Ltd., 8.875%, 12/1/2018	(a)		4,908,000
			Quebecor Media, Inc.:
1,954	M		7.75%, 3/15/2016			2,007,736
1,600	M		5.75%, 1/15/2023	(a)		1,694,000
3,850	M		UPC Holding BV, 9.875%, 4/15/2018	(a)		4,369,750
						47,146,389
			Media-Diversified-1.6%
2,882	M		Entravision Communications Corp., 8.75%, 8/1/2017			3,141,380
2,750	M		Griffey Intermediate, Inc./Griffey Finance Sub, LLC, 7%, 10/15/2020	(a)		2,825,625
3,625	M		Lamar Media Corp., 7.875%, 4/15/2018			4,023,750
						9,990,755
			Metals/Mining-9.0%
1,500	M		Aleris International, Inc., 7.875%, 11/1/2020	(a)		1,505,625
			ArcelorMittal:
1,125	M		5%, 2/25/2017			1,136,622
5,306	M		10.35%, 6/1/2019			6,371,567
1,100	M		6%, 3/1/2021			1,098,598
1,450	M		6.5%, 2/25/2022			1,524,395
			Arch Coal, Inc.:
325	M		7%, 6/15/2019			303,875
2,775	M		7.25%, 10/1/2020			2,587,687
2,950	M		7.25%, 6/15/2021			2,736,125
			FMG Resources (August 2006) Property, Ltd.:
1,250	M		6.375%, 2/1/2016	(a)		1,300,000
975	M		6%, 4/1/2017	(a)		999,375
2,275	M		6.875%, 2/1/2018	(a)		2,357,469
1,525	M		8.25%, 11/1/2019	(a)		1,631,750
850	M		6.875%, 4/1/2022	(a)		872,312
3,125	M		JMC Steel Group, 8.25%, 3/15/2018	(a)		3,281,250
1,000	M		Kaiser Aluminum Corp., 8.25%, 6/1/2020			1,095,000
2,975	M		Molycorp, Inc., 10%, 6/1/2020	(a)		2,781,625
			Novelis, Inc.:
5,425	M		8.375%, 12/15/2017			6,008,188
400	M		8.75%, 12/15/2020			448,000
			Peabody Energy Corp.:
2,375	M		6%, 11/15/2018			2,535,313
1,700	M		6.5%, 9/15/2020			1,831,750
2,750	M		6.25%, 11/15/2021			2,935,625
			Steel Dynamics, Inc.:
1,200	M		6.125%, 8/15/2019	(a)		1,278,000
675	M		6.375%, 8/15/2022	(a)		718,875
			United States Steel Corp.:
550	M		7%, 2/1/2018			589,875
1,275	M		7.375%, 4/1/2020			1,367,438
900	M		7.5%, 3/15/2022			951,750
			Vulcan Materials Co.:
1,350	M		6.5%, 12/1/2016			1,495,125
3,725	M		7%, 6/15/2018			4,134,750
						55,877,964
			Real Estate Investment Trusts-.6%
			Omega Healthcare Investors, Inc.:
100	M		7.5%, 2/15/2020			110,250
1,800	M		6.75%, 10/15/2022			1,966,500
1,400	M		Taylor Morrison Communities, Inc., 7.75%, 4/15/2020	(a)		1,491,000
						3,567,750
			Retail-General Merchandise-3.8%
2,063	M		CKE Restaurants, Inc., 11.375%, 7/15/2018			2,382,765
1,075	M		J.C. Penney Corp., Inc., 7.95%, 4/1/2017			1,037,375
2,125	M		Landry's, Inc., 9.375%, 5/1/2020	(a)		2,252,500
2,050	M		Limited Brands, Inc., 8.5%, 6/15/2019			2,511,250
			Michaels Stores, Inc.:
475	M		7.75%, 11/1/2018	(a)		523,688
1,200	M		7.75%, 11/1/2018			1,323,000
1,975	M		Monitronics International, Inc., 9.125%, 4/1/2020			2,044,125
4,485	M		Needle Merger Sub Corp., 8.125%, 3/15/2019	(a)		4,585,913
2,250	M		Party City Holdings, Inc., 8.875%, 8/1/2020	(a)		2,424,375
850	M		PVH Corp., 4.5%, 12/15/2022			862,750
1,475	M		QVC, Inc., 7.5%, 10/1/2019	(a)		1,628,065
1,525	M		Sally Holdings, LLC/Sally Capital, Inc., 6.875%, 11/15/2019			1,692,750
						23,268,556
			Services-3.8%
3,150	M		313 Group, Inc., 6.375%, 12/1/2019	(a)		3,138,187
2,850	M		Brickman Group Holdings, Inc., 9.125%, 11/1/2018	(a)		2,999,625
2,050	M		CoreLogic, Inc., 7.25%, 6/1/2021			2,239,625
1,550	M		Covanta Holding Corp., 6.375%, 10/1/2022			1,691,002
			Iron Mountain, Inc.:
1,525	M		7.75%, 10/1/2019			1,727,063
2,300	M		8.375%, 8/15/2021			2,564,500
1,450	M		Live Nation Entertainment, Inc., 7%, 9/1/2020	(a)		1,520,688
			PHH Corp.:
2,850	M		9.25%, 3/1/2016			3,341,625
1,350	M		7.375%, 9/1/2019			1,505,250
2,375	M		Reliance Intermediate Holdings, LP, 9.5%, 12/15/2019	(a)		2,707,500
						23,435,065
			Telecommunications-6.5%
625	M		CenturyLink, Inc., 5.8%, 3/15/2022			661,885
			Citizens Communications Co.:
5,500	M		7.125%, 3/15/2019			6,008,750
2,175	M		9%, 8/15/2031			2,403,375
100	M		Frontier Communications Corp., 8.5%, 4/15/2020			115,500
2,525	M		GCI, Inc., 8.625%, 11/15/2019			2,695,437
5,850	M		Inmarsat Finance, PLC, 7.375%, 12/1/2017	(a)		6,318,000
			Intelsat Jackson Holdings SA:
3,850	M		8.5%, 11/1/2019			4,321,625
975	M		7.25%, 10/15/2020	(a)		1,062,750
800	M		PAETEC Holding Corp., 9.875%, 12/1/2018			920,000
1,125	M		Qwest Communications International, Inc., 7.125%, 4/1/2018			1,178,047
425	M		Qwest Corp., 6.5%, 6/1/2017			496,715
			Sprint Capital Corp.:
2,000	M		6.9%, 5/1/2019			2,190,000
3,125	M		6.875%, 11/15/2028			3,265,625
1,700	M		Telesat Canada/Telesat, LLC, 6%, 5/15/2017	(a)		1,793,500
			Wind Acquisition Finance SA:
750	M		11.75%, 7/15/2017	(a)		789,375
2,175	M		7.25%, 2/15/2018	(a)		2,213,063
			Windstream Corp.:
1,725	M		7.875%, 11/1/2017			1,949,250
1,775	M		7.75%, 10/15/2020			1,925,875
						40,308,772
			Transportation-1.3%
1,450	M		Aircastle, Ltd., 6.25%, 12/1/2019	(a)		1,518,875
2,600	M		CHC Helicopter SA, 9.25%, 10/15/2020			2,749,500
			Navios Maritime Holdings:
1,825	M		8.875%, 11/1/2017			1,829,563
2,550	M		8.125%, 2/15/2019			2,231,250
						8,329,188
			Utilities-3.0%
			AES Corp.:
875	M		9.75%, 4/15/2016			1,050,000
800	M		8%, 10/15/2017			928,000
1,275	M		7.375%, 7/1/2021			1,421,625
3,475	M		Atlantic Power Corp., 9%, 11/15/2018			3,648,750
2,600	M		Calpine Construction Finance Co., LP, 8%, 6/1/2016	(a)		2,775,500
331	M		Calpine Corp., 7.875%, 7/31/2020	(a)		373,202
1,248	M		Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020			1,323,282
2,750	M		Intergen NV, 9%, 6/30/2017	(a)		2,475,000
2,350	M		NRG Energy, Inc., 7.625%, 5/15/2019			2,526,250
2,110	M		NSG Holdings, LLC, 7.75%, 12/15/2025	(a)		2,183,850
						18,705,459
			Waste Management-.3%
2,050	M		ADS Waste Holdings, Inc., 8.25%, 10/1/2020	(a)		2,162,750
			Wireless Communications-1.8%
2,075	M		Cricket Communications, Inc., 7.75%, 10/15/2020			2,126,875
			MetroPCS Wireless, Inc.:
2,100	M		7.875%, 9/1/2018			2,283,750
575	M		6.625%, 11/15/2020			613,094
			Sprint Nextel Corp.:
1,250	M		8.375%, 8/15/2017			1,459,375
2,050	M		9.125%, 3/1/2017			2,424,125
975	M		7%, 8/15/2020			1,070,063
1,300	M		6%, 11/15/2022			1,342,250
						11,319,532
Total Value of Corporate Bonds (cost $543,533,869)						567,362,082
			LOAN PARTICIPATIONS-5.0%
			Building Materials-.3%
2,070	M		MRC Global, Inc., 6.25%, 10/15/2019	(d)		2,085,336
			Chemicals-.9%
2,680	M		PL Propylene, LLC, 7%, 3/23/2017	(d)		2,723,296
2,680	M		PolyOne Corp., 5%, 12/20/2017	(d)		2,703,816
						5,427,112
			Energy-.3%
1,925	M		Samson Investment Co., 6%, 9/25/2018	(d)		1,948,274
			Forest Products/Container-.3%
2,000	M		Sealed Air Corp., 4%, 10/31/2019	(d)		2,031,822
			Information Technology-.6%
1,347	M		Genpact, Ltd., 4.25%, 8/17/2019	(d)		1,359,244
2,420	M		Kronos, Inc., 5.5%, 10/26/2019	(d)		2,452,162
						3,811,406
			Media-Cable TV-.1%
600	M		Getty Images, Inc., 4.75%, 10/18/2019	(d)		601,578
			Metals/Mining-1.0%
2,861	M		Arch Coal, Inc., 5.75%, 5/16/2018	(d)		2,894,841
3,000	M		Metals USA, Inc., 6.25%, 10/31/2018	(d)		2,985,000
						5,879,841
			Retail-General Merchandise-1.1%
2,686	M		Academy, Ltd., 4.75%, 8/3/2018	(d)		2,708,324
1,247	M		Burger King Corp., 3.75%, 9/27/2019	(d)		1,255,528
2,699	M		General Nutrition Centers, Inc., 3.75%, 3/2/2018	(d)		2,710,027
						6,673,879
			Telecommunications-.4%
2,700	M		Intelsat Jackson Holdings, Ltd., 3.21%, 2/1/2014	(d)		2,703,375
Total Value of Loan Participations (cost $30,785,028)						31,162,623
			COMMON STOCKS-.0%
			Automotive-.0%
2,523		*	Safelite Realty Corporation	(b)		25
			Telecommunications-.0%
8		*	Viatel Holding (Bermuda), Ltd.	(b)		-
18,224		*	World Access, Inc.	(b)		-
						-
Total Value of Common Stocks (cost $385,770)						25
Total Value of Investments (cost $574,704,667)			96.6%			598,524,730
Other Assets, Less Liabilities			3.4			20,844,589
Net Assets			100.0%			$ 619,369,319

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2012, the Fund held ninety-seven 144A securities with an aggregate value of $218,309,653 representing 35.2% of the Fund's net assets.

(b)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At December 31, 2012, the Fund held four securities that were fair valued by the Valuation Committee with an aggregate value of $2,775 representing 0% of the Fund's net assets.

(c)	In default as to principal and/or interest payment.

(d)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at December 31, 2012.

At December 31, 2012, the cost of investments for federal income tax purposes was
$574,705,667. Accumulated net unrealized appreciation on investments was
$23,819,063, consisting of $32,869,286 gross unrealized appreciation and
$9,050,223 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$567,359,332	$2,750	$567,362,082
Loan Participations	-	31,162,623	-	31,162,623
Common Stocks	-	-	25	25
Total Investments in Securities*	$-	$598,521,955	$2,775	$598,524,730

* The Portfolio of Investments provides information on the industry categorization of corporate bonds, loan participations and common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2012.
Transfers, if any, between Levels are recognized at the end of the reporting period.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments in	Investments in
	Corporate Bonds	Common Stocks	Total
Balance, September 30, 2012	$2,750	$25	$2,775
Purchases	-	-	-
Sales	-	-	-
Change in unrealized
appreciation (depreciation)	-	-	-
Realized gain (loss)	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance, December 31, 2012	$2,750	$25	$2,775

The following is a summary of Level 3 inputs by industry:

Health Care	$2,750
Automotive	25
Telecommunications	-
$2,775

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2012.

Impact to Valuation
		Fair Value	Valuation	Unobservable		from and Increase
		December 31, 2012	Methodologies	Input(s)(1)	Range	in Input(2)

Fixed Income		$2,750	Market	Market	100%	Increase
			Comparables	Comparables/
Bankruptcy

Common Stock		$25	Market	Market	100%	Increase
			Comparables	Comparables/
Bankruptcy

	(1)	In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.

	(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Security Valuation -Except as provided below, a security listed or traded on an exchange or the Nasdaq
Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices.
Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock
Exchange that could have a material impact on the value of any securities that are held by the Funds.
Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and
Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC
820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied.
Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Agency securities and Loan Participations are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as
Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of December 31, 2012, for each Fund's investments is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By /S/ DEREK BURKE

Derek Burke

President and Principal Executive Officer

Date: February 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Income Funds

By /S/ DEREK BURKE

Derek Burke

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: February 27, 2013